Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec. 31, 2011
Registrant Name	TRANSAMERICA PARTNERS FUNDS GROUP II
Central Index Key	0001004784
Amendment Flag	false
Document Creation Date	May 24, 2012
Document Effective Date	May 24, 2012
Prospectus Date	May 01, 2012